Insurance business - Discount rates (Details)	Dec. 31, 2024	Dec. 31, 2023
HK$ | HSBC Life (International) Limited | 10-year discount rate (%)
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	4.32%	4.02%
HK$ | HSBC Life (International) Limited | 20-year discount rate (%)
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	4.42%	4.21%
HK$ | Hang Seng Insurance Company Limited | 10-year discount rate (%)
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	4.43%	4.16%
HK$ | Hang Seng Insurance Company Limited | 20-year discount rate (%)
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	4.53%	4.34%
US$ | HSBC Life (International) Limited | 10-year discount rate (%)
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	5.16%	4.47%
US$ | HSBC Life (International) Limited | 20-year discount rate (%)
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	5.51%	4.91%
US$ | Hang Seng Insurance Company Limited | 10-year discount rate (%)
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	5.25%	4.62%
US$ | Hang Seng Insurance Company Limited | 20-year discount rate (%)
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	5.60%	5.06%
€ | HSBC Assurances Vie (France) | 10-year discount rate (%)
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	2.97%	2.96%
€ | HSBC Assurances Vie (France) | 20-year discount rate (%)
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	2.95%	2.97%